The composition of plan assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
The composition of plan assets [Abstract]
Equity securities	₩ 231,620	₩ 126,348
Debt securities	43,990	32,838
Due from banks	1,380,656	1,363,942
Other	31,781	35,973
Plan assets	₩ 1,688,047	₩ 1,559,101